Parent entity information - Statement of financial position (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of parent entity information [line items]
Total current assets	$ 7,515,000	$ 9,260,000
Total assets	21,177,000	28,175,000
Total current liabilities	1,900,000	3,887,000
Total liabilities	6,982,000	8,933,000
Equity
Contributed equity	36,641,519	31,575,824
Other contributed equity	464,000	464,000
Reserves	2,037,000	1,843,000
Accumulated losses	(24,948,000)	(14,641,000)
Total equity	14,195,000	19,242,000	$ 25,338,000	$ 33,931,000
Parent [member]
Disclosure of parent entity information [line items]
Total current assets	7,015,000	7,902,000
Total assets	20,677,000	26,818,000
Total current liabilities	213,000	1,714,000
Total liabilities	5,295,000	6,760,000
Equity
Contributed equity	36,641,000	31,576,000
Other contributed equity	464,000	464,000
Reserves	2,489,000	2,206,000
Accumulated losses	(24,212,000)	(14,188,000)
Total equity	$ 15,382,000	$ 20,058,000